Interest in Gibraltar Joint Venture (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Joint Venture Financial Information

The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2017	2016
Cash and equivalents	52,383	79,638
Other current assets	83,323	98,233

Current assets	135,706	177,871
Non-current assets	1,167,787	1,106,866

Accounts payable and accrued liabilities	53,312	38,747
Other current financial liabilities	15,865	23,743

Current liabilities	69,177	62,490

Long-term debt	21,151	20,287
Provision for environmental rehabilitation	142,164	129,487
Other financial liability	—	14,584

Non-current liabilities	163,315	164,358

	Years ended December 31,
	2017	2016
Revenues	507,212	351,820
Production costs	(267,548)	(278,440)
Depletion and amortization	(75,428)	(81,715)
Other operating expense	(4,632)	(3,725)
Write-down of mine equipment	(4,735)	—
Interest expense	(5,927)	(6,459)
Interest income	343	1,158
Foreign exchange gain (loss)	(907)	22

Net earnings (loss)	148,378	(17,339)
Other comprehensive income (loss)	90	(693)

Comprehensive income (loss) for joint arrangement	148,468	(18,032)